Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Net loss	$ 4,169	$ 2,685	$ 7,661	$ 5,191
Other comprehensive loss:
Net unrealized loss (gain) on available for sale securities	(16)	(7)	(52)	22
Comprehensive loss	$ 4,153	$ 2,678	$ 7,609	$ 5,213